Fair values of financial instruments not carried at fair value - Fair values of HSBC Holdings' financial instruments not carried at fair value on the balance sheet (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,621,427,000,000	$ 2,471,203,000,000
Financial liabilities	2,409,361,000,000	2,260,288,000,000
Amounts owed to HSBC undertakings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	59,022,000,000	56,331,000,000
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	236,323,000,000	196,093,000,000
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	69,203,000,000	72,167,000,000
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	85,735,000,000	62,666,000,000
Fair value | Amounts owed to HSBC undertakings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	58,951,000,000	56,308,000,000
Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	69,247,000,000	72,169,000,000
Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	89,061,000,000	62,079,000,000
HSBC Holdings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	93,215,000,000	83,933,000,000
Financial liabilities	109,870,000,000	97,614,000,000
HSBC Holdings | Amounts owed to HSBC undertakings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	464,000,000	949,000,000
HSBC Holdings | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	81,531,000,000	68,567,000,000
HSBC Holdings | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	23,977,000,000	24,997,000,000
HSBC Holdings | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,218,000,000	56,144,000,000
HSBC Holdings | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,106,000,000
HSBC Holdings | Highly liquid securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,100,000,000	0
HSBC Holdings | Fair value | Amounts owed to HSBC undertakings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	464,000,000	949,000,000
HSBC Holdings | Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,504,000,000	56,801,000,000
HSBC Holdings | Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,121,000,000
At cost | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	104,555,000,000	85,342,000,000
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	22,775,000,000	20,651,000,000
At cost | Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	104,936,000,000	85,430,000,000
At cost | HSBC Holdings | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	56,844,000,000	50,800,000,000
At cost | HSBC Holdings | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	18,361,000,000	17,715,000,000
At cost | HSBC Holdings | Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	59,140,000,000	51,552,000,000
At cost | HSBC Holdings | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 22,536,000,000	$ 20,224,000,000